SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2022, 2021 and 2020 was estimated using the following assumptions:

	2022	2021	2020
Expected volatility	29.45%-34.11%	26.21%-27.87%	0.00%-25.79%
Risk free interest rate	1.78%-4.15%	0.30%-0.93%	0.00%-0.86%
Expected dividend	$—	—	—
Expected term (in years)	3.5	3.5	3.5

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2022, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2022	1,108,652	21.20	4.42	313,083
Granted	386,219	13.90
Exercised	(213,951)	3.58
Cancelled	(1,007)	27.76
Forfeited	(99,941)	0.43

Outstanding at December 31, 2022	1,179,972	23.76	4.31	200,905

Exercisable at December 31, 2022	436,520	57.66	2.90	60,737

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2022, have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2022	Weighted average remaining contractual term	Weighted average exercise price	Options Exercisable as of December 31, 2022	Weighted average exercise price of options exercisable
		(Years)	$		$
$0.27 - 0.32	1,006,545	4.52	0.29	276,744	0.29
$6.82 -7.18	1,521	1.04	7.03	1,521	7.03
$20.44 - 24.99	2,159	4.98	21.73	2,157	21.73
$38.06 - 54.51	3,534	3.45	45.48	3,215	44.59
$79.21 - 96.74	47,259	0.97	88.69	47,259	88.69
$151.63 - 224.18	95,378	3.79	187.19	82,048	185.52
$232.20	23,576	4.32	232.20	23,576	232.20

	1,179,972	4.31	23.76	436,520	57.66

Schedule of Restricted Stock Units Activity
A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2022, is as follows:

Number of RSU and RSA (*)
Outstanding at January 1, 2022	1,609,009
Granted	684,182
Vested	(626,815)
Forfeited	(142,153)

Outstanding at December 31, 2022	1,524,223
(*) NIS 1.0 par value, which represents approximately $0.29.

Schedule of Allocated Share-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the years ended December 31, 2022, 2021 and 2020 was comprised as follows:

	Year ended December 31,
	2022	2021	2020
Cost of revenues	$18,535	$17,879	$11,313
Research and development, net	39,747	28,558	13,668
Selling and marketing	57,114	42,021	30,262
General and administrative	73,492	67,914	48,221

Total stock-based compensation expenses	$188,888	$156,372	$103,464